Income Taxes (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 03, 2009	Dec. 31, 2008
Income Taxes
Utilization of NOL carryforwards to reduce current year taxable income			$ 600,000	$ 0	$ 0
Statutory federal income tax rate (as a percent)			35.00%	35.00%	35.00%
Benefit from income taxes differing from the amount that would be computed by applying the statutory federal income tax rate to income (loss) before income taxes
Expected taxes computed at the federal statutory rate			(7,329,000)	1,447,000	19,339,000
State income tax benefit (expense), net of federal effect			(708,000)	94,000	1,402,000
Unrecognized tax benefit				50,498,000	(891,000)
Valuation allowances			133,054,000	15,755,000	(15,569,000)
Federal tax refund					(2,222,000)
Deferred tax adjustments			21,000	(12,629,000)	3,226,000
Change in deferred tax rate			131,000	(668,000)	2,212,000
Permanent differences			453,000	(354,000)	(1,686,000)
Other			87,000	(1,910,000)	329,000
Income tax benefit from continuing operations			125,709,000	52,233,000	6,140,000
Tax benefit computed at the federal statutory rate					11.30%
Deferred tax assets:
Net operating losses	116,348,000		116,348,000	114,443,000
Real estate inventories	66,823,000		66,823,000	77,827,000
Acquisition intangibles	10,534,000		10,534,000	10,513,000
Investment in unconsolidated joint ventures	3,379,000		3,379,000	3,384,000
Property and equipment, net	2,937,000		2,937,000	2,941,000
Stock-based compensation expense	2,016,000		2,016,000
Warranties and other accrued expenses	1,634,000		1,634,000	1,363,000
Other prepaid expenses and accrued expenses	125,000		125,000	1,295,000
Other	21,000		21,000	7,000
Deferred tax assets, before valuation allowances	203,817,000		203,817,000	211,773,000
Valuation allowances	(70,981,000)		(70,981,000)	(204,035,000)
Deferred tax assets, after valuation allowances	132,836,000		132,836,000	7,738,000
Deferred tax liabilities:
Deferred revenue and income	(2,934,000)		(2,934,000)	(3,193,000)
Acquisition intangibles	(2,667,000)		(2,667,000)	(2,605,000)
Investment in unconsolidated joint ventures	(1,053,000)		(1,053,000)	(1,071,000)
Community development district obligation discounts	(536,000)		(536,000)	(869,000)
Deferred tax liabilities	(7,190,000)		(7,190,000)	(7,738,000)
Net deferred tax assets	125,646,000		125,646,000
Reversal of deferred tax asset valuation allowances	125,646,000		125,646,000
NOL carryforwards for Florida income and franchise tax purposes which begin to expire in 2029	276,300,000		276,300,000
NOL carryforwards for federal income tax purposes which begin to expire in 2029	302,200,000		302,200,000
Aggregate federal NOL carryforward that is subject to annual limitations	163,700,000		163,700,000
Aggregate NOL carryforward for Florida that is subject to annual limitations	143,300,000		143,300,000
Annual limitations on use of net operating losses and tax credit carryforwards	0		0			10,500,000	85,000
Period during which the use of deferred tax assets may be significantly limited			5 years
Rollforward of the unrecognized income tax benefits
Balance at the beginning of the period				45,451,000
Changes for tax positions of prior years				(45,451,000)
Balance at the end of the period					45,451,000
Tax benefit associated with completion of audit by the Internal Revenue Service (IRS) pertaining to the 2003 to 2008 tax years tax positions		50,500,000		50,500,000
Interest and penalties related to unrecognized income tax benefits recognized			0	0	0
Federal
Income taxes
Income taxes receivable				$ 16,800,000